SHARE BASED PAYMENTS - Deferred Cash Awards (Details) - Deferred Cash Awards	6 Months Ended
Jun. 30, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred cash awards, Beginning balance	$ 523,163
Forfeited	(8,667)
Deferred cash awards, Ending balance	$ 514,496